Strategic Investments (Details 1) (Cash Converters International Limited [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash Converters International Limited [Member]
Summary of financial information for Cash Converters International Limited
Current assets	$ 137,646	$ 119,633
Non-current assets	129,274	117,301
Total assets	266,920	236,934
Current liabilities	45,392	38,105
Non-current liabilities	31,928	19,180
Shareholders' equity	189,600	179,649
Total liabilities and shareholders' equity	266,920	236,934
Gross revenues	241,924	184,315	111,218
Gross profit	162,598	126,628	84,296
Profit for the year (net income)	$ 30,366	$ 27,385	$ 19,122